Equity (Details) - Detail 1 $ / shares in Units, ¥ in Millions																				1 Months Ended
		Feb. 14, 2024 shares	Sep. 25, 2023 shares	Jul. 21, 2023 shares	Apr. 13, 2023 shares	Jan. 27, 2023 $ / shares	Jan. 06, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares shares	Nov. 18, 2022 USD ($) $ / shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares	Sep. 14, 2022 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Jul. 30, 2022 USD ($) shares	Jul. 30, 2022 CNY (¥) shares	Jul. 26, 2022 $ / shares	Jul. 08, 2022 USD ($) shares	Jul. 08, 2022 USD ($) shares	Jun. 22, 2022 USD ($) $ / shares	Dec. 20, 2022 USD ($) $ / shares shares	Dec. 20, 2022 CNY (¥)	Nov. 18, 2022 $ / shares shares	Sep. 19, 2022 USD ($) shares	Jul. 30, 2022 CNY (¥) $ / shares	Mar. 18, 2022 USD ($)	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares	Jun. 14, 2022 USD ($) shares	Jun. 14, 2022 CNY (¥) shares	May 23, 2019 $ / shares
Equity [Line Items]
Ordinary shares, issued																	28,041,992	28,041,992								386,585		28,041,992	28,041,992
Reverse stock split		81,301	81,301	120,000	81,301					1,636	0.2							2,804
Fair value, agreement (in Dollars) | $																	$ 8,496,724	$ 8,496,724
Additional paid in capital (in Dollars) | $																	$ 8,493,919	8,493,919	$ 322,400	$ 2,844,276					$ 307,960
Consideration of equity interests | ¥																					¥ 20.0
Total shareholder equity (in Yuan Renminbi) | ¥															¥ 39.2									¥ 39.2
Issuance amount (in Dollars) | $													$ 3,600,000
Ordinary shares issued				2,600,000									16,363,636													2
Ordinary shares par value (in Dollars per share) | $ / shares	[1]																									$ 1	$ 1
Purchase price (in Dollars per share) | $ / shares						$ 0.383							$ 0.22
Aggregate ordinary shares																							1,329,729
Aggregated consideration (in Dollars) | $									$ 3,480,000
Subscription price per share (in Dollars per share) | $ / shares									$ 1													$ 1				$ 0.49
Shareholders fair value (in Dollars) | $								$ 2,853,596
Ordinary share par value (in Dollars per share) | $ / shares								$ 9,320											$ 100	$ 9,320
Purchase of aggregate shares							40,650,406
Purchase price (in Dollars per share) | $ / shares							$ 0.492
Aggregate proceeds (in Dollars) | $							$ 20,000,000
Additional Paid-in Capital [Member]
Equity [Line Items]
Additional paid in capital (in Dollars) | $																		$ 2,804
Minimum [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares													$ 0.0001																	$ 0.0001
Director [Member]
Equity [Line Items]
Reverse stock split		0.2	0.2		0.2
Zhongrun [Member]
Equity [Line Items]
Cash																												$ 450,000	¥ 3.0
Reverse stock split		9,320	9,320		9,320
Ordinary shares issued								4,660,129												4,660,129
Mr. Xie [Member]
Equity [Line Items]
Reverse stock split										1,444
Consideration of equity interests														$ 5,590,000	¥ 389.2
Average closing price percentage															130.00%									130.00%
Closing price per shares (in Dollars per share) | $ / shares																$ 0.39								¥ 0.39
Mr. Xie [Member] | White Lion Capital LLC [Member]
Equity [Line Items]
Aggregate offering price (in Dollars) | $																							$ 12,300,000
Mr. Xie [Member] | Director [Member]
Equity [Line Items]
Aggregate share														14,438,584	14,438,584
Lin Jianying [Member] | Director [Member]
Equity [Line Items]
Reverse stock split		1,444	1,444		1,444					1,444
Multi Rise Holdings Limited [Member]
Equity [Line Items]
Reverse stock split		1,636	1,636		1,636
White Lion Capital LLC [Member]
Equity [Line Items]
Reverse stock split		1,034	1,034		1,034					1,034
Ordinary shares issued												10,343,064
Aggregated consideration (in Dollars) | $												$ 783,303
Investors [Member]
Equity [Line Items]
Reverse stock split		6,960	6,960		6,960
Aggregate share																						3,480,000
Ms. Chen [Member]
Equity [Line Items]
Equity interests								20.00%												20.00%								55.00%	55.00%
Mr. Xie [Member] | Director [Member]
Equity [Line Items]
Equity interests															100.00%									100.00%

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.